Note 18 - Income Tax - Schedule of Temporary Tax Differences (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Unrecognized temporary differences	$ 230,017,000	$ 182,835,000
Non capital loss carryforwards [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	103,660,000	75,830,000
Non capital loss carryforwards [member] | Country of domicile [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	99,275,000	72,286,000
Non capital loss carryforwards [member] | Country of domicile [member] | Not later than one year [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	3,231	0
Non capital loss carryforwards [member] | Country of domicile [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	1,172,000	33,000
Non capital loss carryforwards [member] | Country of domicile [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	7,457,000	384,000
Non capital loss carryforwards [member] | Country of domicile [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	1,457,000	1,532,000
Non capital loss carryforwards [member] | Country of domicile [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	7,150,000	3,621,000
Non capital loss carryforwards [member] | Country of domicile [member] | Later than five years and not later than six years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	14,863,000	15,094,000
Non capital loss carryforwards [member] | Country of domicile [member] | Later than six years and not later than seven years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	15,189,000	15,554,000
Non capital loss carryforwards [member] | Country of domicile [member] | Later than seven years and not later than eight years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	22,889,000	23,513,000
Non capital loss carryforwards [member] | Country of domicile [member] | Later than eight years and not later than nine years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	9,875,000	12,555,000
Non capital loss carryforwards [member] | Country of domicile [member] | Later than nine years and not later than ten years [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	15,992,000	0
Exploration and evaluation properties [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	19,796,000	21,459,000
Property, plant, and equipment [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	39,379,000	43,299,000
Capital loss carryforwards [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	31,271,000	27,994,000
Other temporary differences [member]
Statement Line Items [Line Items]
Unrecognized temporary differences	$ 35,911,000	$ 14,253,000